INCOME TAXES - Components Of (Loss)/Income Before Income Tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Components of (Loss)/Income Before Income Tax
Income from Chinese mainland operations	¥ 3,183,315		¥ 1,616,998	¥ 809,506
Income from non-Chinese mainland operations	16,897		215,662	412,283
Income before income tax expenses	¥ 3,200,212	$ 457,624	¥ 1,832,660	¥ 1,221,789